Consolidated Statements of Changes in Equity - CAD ($)	Issued capital	Reserves	Deficit	Accumulated other comprehensive income (loss)	Total
Beginning balance, value at Jun. 30, 2020	$ 70,990,300	$ 15,716,067	$ (43,183,131)	$ 2,073,460	$ 45,596,696
Beginning balance, in shares at Jun. 30, 2020	105,497,320
IfrsStatementLineItems [Line Items]
Share-based payment		4,828,614			4,828,614
Shares issued for cash, net of costs	$ 31,867,688				31,867,688
Shares issued for cash, net of costs (in shares)	15,697,500
Warrants exercised	$ 10,151,569				10,151,569
Warrants exercised (in shares)	11,245,133
Shares issued for conversion of loan	$ 4,353,088				4,353,088
Shares issued for conversion of loan (in shares)	6,251,250
Shares issued for exploration and evaluation assets	$ 3,411,000				3,411,000
Shares issued for exploration and evaluation assets (in shares)	1,100,000
Stock options exercised	$ 2,222,761	(981,261)			1,241,500
Stock options exercised (in shares)	1,375,000
Net loss for the year			(25,434,376)		(25,434,376)
Currency translation differences for foreign operations				(4,472,313)	(4,472,313)
Ending balance, value at Jun. 30, 2021	$ 122,996,406	19,563,420	(68,617,507)	(2,398,853)	71,543,466
Ending balance, in shares at Jun. 30, 2021	141,166,203
IfrsStatementLineItems [Line Items]
Share-based payment		4,276,333			4,276,333
Shares issued for cash, net of costs	$ 118,023,345	2,211,663			120,235,008
Shares issued for cash, net of costs (in shares)	13,480,083
Warrants exercised	$ 7,389,127				7,389,127
Warrants exercised (in shares)	6,684,892
Shares issued for exploration and evaluation assets	$ 4,620,000				4,620,000
Shares issued for exploration and evaluation assets (in shares)	600,000
Stock options exercised	$ 8,517,711	(4,106,212)			4,411,499
Stock options exercised (in shares)	4,410,784
Compensation shares issued	$ 500,000				500,000
Compensation shares issued (in shares)	60,235
Net loss for the year			(38,100,312)		(38,100,312)
Currency translation differences for foreign operations				1,653,137	1,653,137
Ending balance, value at Jun. 30, 2022	$ 262,046,589	$ 21,945,204	$ (106,717,819)	$ (745,716)	$ 176,528,258
Ending balance, in shares at Jun. 30, 2022	166,402,197